JUDICIAL DEPOSITS AND GARNISHMENTS - Tax related judicial Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	R$ 1,558,762	R$ 1,505,103
Universal Telecommunication Services Fund (FUST)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	564,261	535,118
State Value-Added Tax (ICMS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	389,003	358,916
Social Contribution Tax for Intervention in the Economic Order (CIDE)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	309,329	294,724
Withholding Income Tax (IRRF)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	41,014	76,832
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	57,112	54,072
Telecommunications Inspection Fund (FISTEL)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	50,399	47,713
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	47,336	44,889
Social Security, work accident insurance (SAT) and funds to third parties (INSS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	22,378	20,837
Other taxes, charges and contributions
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	R$ 77,930	R$ 72,002